Guarantees	12 Months Ended
Dec. 31, 2013
Guarantees [Abstract]
Guarantees

NOTE 13

Guarantees

The Company provides Card Member protection plans that cover losses associated with purchased products, as well as certain other guarantees in the ordinary course of business which are within the scope of GAAP governing the accounting for guarantees. For the Company, guarantees primarily consist of card and travel protection programs, including:

  Return Protection — refunds the price of qualifying purchases made with the eligible cards where the merchant will not accept the return for up to 90 days from the date of purchase; and

  Merchant Protection — protects Card Members primarily against non-delivery of goods and services, usually in the event of bankruptcy or liquidation of a merchant. When this occurs, the Card Member may dispute the transaction for which the Company will generally credit the Card Member's account. If the Company is unable to collect the amount from the merchant, it will bear the loss for the amount credited to the Card Member.

In relation to its maximum potential undiscounted future payments as shown in the table that follows, to date, the Company has not experienced any significant losses related to guarantees. The Company's initial recognition of guarantees is at fair value, which has been determined in accordance with GAAP governing fair value measurement. In addition, the Company establishes reserves when a loss is probable and the amount can be reasonably estimated.

The following table provides information related to such guarantees as of December 31:

	Maximum potential
	undiscounted future
	payments(a)		Related liability(b)
	(Billions)		(Millions)
Type of Guarantee	2013	2012	2013	2012
Card and travel operations(c)	$44	$44	$88	$93
Other(d)	1	1	73	93
Total	$45	$45	$161	$186

  Represents the notional amounts that could be lost under the guarantees and indemnifications if there were a total default by the guaranteed parties. The Merchant Protection guarantee is calculated using management's best estimate of maximum exposure based on all eligible claims as measured against annual billed business volumes.
  Included in other liabilities on the Company's Consolidated Balance Sheets.
  Primarily includes Return Protection and Merchant Protection.
  Primarily includes guarantees related to the Company's business dispositions and real estate.